15. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Tables Abstract
Statement of financial position details
	December 31, 2018			December 31, 2017
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Agreements – equity value	5,465,206	(1,391,862)	4,073,344	8,893,296	(1,751,682)	7,141,614
Agreements – economic value	1,948,255	(716,246)	1,232,009	2,068,402	(634,465)	1,433,937
Program contracts	12,710,937	(3,933,008)	8,777,929	10,653,292	(3,058,226)	7,595,066
Program contracts – commitments	1,320,106	(240,555)	1,079,551	1,113,160	(202,785)	910,375
Services contracts – São Paulo	17,474,797	(4,083,345)	13,391,452	19,388,751	(3,471,736)	15,917,015
Software license	748,962	(290,787)	458,175	688,712	(220,587)	468,125
Total	39,668,263	(10,655,803)	29,012,460	42,805,613	(9,339,481)	33,466,132

Changes in intangible assets
	December 31, 2017	Transfers to contract assets (*)	Additions	Contract renewal	Transfers of works (**)	Transfers	Write-offs and disposals	Amortization	December 31, 2018
Intangible right arising from:
Agreements – equity value	7,141,614	(1,427,046)	93	(1,935,780)	499,002	(5,268)	(1,406)	(197,865)	4,073,344
Agreements – economic value	1,433,937	(233,361)	373	-	114,442	88	(1,031)	(82,439)	1,232,009
Program contracts	7,595,066	(2,019,461)	928,818	1,935,780	681,742	3,011	(7,616)	(339,411)	8,777,929
Program contracts – commitments	910,375	-	206,946	-	-	-	-	(37,770)	1,079,551
Services contracts – São Paulo	15,917,015	(6,707,847)	3,724	-	4,818,734	12	(14,813)	(625,373)	13,391,452
Software license	468,125	-	4,774	-	54,790	686	-	(70,200)	458,175
Total	33,466,132	(10,387,715)	1,144,728	-	6,168,710	(1,471)	(24,866)	(1,353,058)	29,012,460

(*) Work in progress transferred to contract asset due to adoption of IFRS 15, as of January 1, 2018, as described in Note 4.1.

(**) Work in progress transferred from contract asset to intangible asset.

	December 31, 2016	Additions	Contract renewal	Reversal of estimated losses	Transfers	Write-offs and disposals	Amortization	December 31, 2017
Intangible right arising from:
Agreements – equity value	7,482,955	374,775	(531,818)	2,078	1,663	(2,795)	(185,244)	7,141,614
Agreements – economic value	1,381,652	142,429	-	8	2,604	(1,163)	(91,593)	1,433,937
Program contracts	6,576,021	772,278	531,818	4,834	(1,784)	(6,606)	(281,495)	7,595,066
Program contracts – commitments	823,216	121,313	-	-	-	-	(34,154)	910,375
Services contracts – São Paulo	14,552,707	1,976,079	-	6,460	(18,346)	(13,848)	(586,037)	15,917,015
Software license	430,237	103,424	-	-	6,489	-	(72,025)	468,125
Total	31,246,788	3,490,298	-	13,380	(9,374)	(24,412)	(1,250,548)	33,466,132

	December 31, 2015	Additions	Contract renewal	Estimated losses	Transfers	Write-offs and disposals	Amortization	December 31, 2016
Intangible right arising from:
Agreements – equity value	7,287,630	391,545	(9,587)	(1,335)	1,014	(6,233)	(180,079)	7,482,955
Agreements – economic value	1,353,020	106,307	-	(8)	6	(110)	(77,563)	1,381,652
Program contracts	6,288,575	553,126	9,587	(4,360)	2,023	(5,571)	(267,359)	6,576,021
Program contracts – commitments	850,530	5,762	-	-	-	-	(33,076)	823,216
Services contracts – São Paulo	12,367,017	2,697,724	-	(4,495)	9,696	(2,894)	(514,341)	14,552,707
Software license	366,854	101,367	-	-	(167)	-	(37,817)	430,237
Total	28,513,626	3,855,831	-	(10,198)	12,572	(14,808)	(1,110,235)	31,246,788

Liabilities assumed
	December 31, 2018			December 31, 2017
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities

Alto Tietê	39,283	252,093	291,376	35,083	282,501	317,584
São Lourenço	98,544	3,023,204	3,121,748	24,924	2,728,908	2,753,832
Total	137,827	3,275,297	3,413,124	60,007	3,011,409	3,071,416